Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
Commitment and Contingencies

Note 17 – Commitment and Contingencies

On May 22, 2025, the Company terminated the employment of one of its founders, who also served as the Customer Experience Officer. The former employee did not execute the termination agreement prior to its expiration during the third quarter and has subsequently filed a lawsuit against the Company on September 8, 2025. On October 23, 2025, the Company filed a motion to dismiss several causes of action and requested that the court dismiss all claims in their entirety. On December 15, 2025, the District Court of Clark County, Nevada denied the Company’s motion to dismiss with respect to the former employee’s claims for intentional interference with contract, intentional interference with prospective economic advantage, civil conspiracy/concert of action and conversion, and granted the motion with respect to the unjust enrichment claim.

The former employee originally held 5,000,260 shares of the Company’s Common Stock. On December 23, 2025, pursuant to bona fide gifts for which no consideration was received, the former employee transferred an aggregate of 2,497,331 shares of Common Stock to individuals not affiliated with the former employee for purposes of beneficial ownership reporting under applicable federal securities laws. In addition, in connection with the expiration of the termination agreement during the third quarter, 170,715 stock options that were exercisable at $0.176 per share (after applying the 8.1% stock option conversion ratio to the original exercise price of $0.0143 per share) were forfeited. The outcome of this legal matter is not known or probable at this time; accordingly, no amounts have been accrued for a potential loss.

In addition to the matters described above, in the ordinary course of business, the Company may become subject to litigation, claims, and regulatory matters. Although it is not feasible to predict the outcome of these matters, the Company believes, unless otherwise indicated below, given the information currently available, that the ultimate resolution of any particular matter, or matters that have the same legal or factual issues, will not have a material adverse effect on its financial condition, results of operations and cash flows.